Debt Narratives (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt (Textual) [Abstract]
Maturities of long-term borrowings in 2020	$ 105,000,000
Maturities of long-term borrowings in 2021	235,000,000
Maturities of long-term borrowings in 2022	940,000,000
Maturities of long-term borrowings in 2023	198,000,000
Maturities of long-term borrowings in 2024	548,000,000
Short-term Debt [Line Items]
Letters of Credit Outstanding, Amount	277,000,000
Debt Instrument [Line Items]
Debt Instrument, Face Amount	13,971,000,000	$ 13,971,000,000
Repayment of Debt	80,000,000	4,995,000,000	$ 7,876,000,000
Revolving Credit Facility [Member]
Short-term Debt [Line Items]
Total amount under revolving credit facilities	6,000,000,000.0
Commercial paper program	$ 6,000,000,000.0
Maturity period of commercial paper (in days)	90 days
Minimum limit of debt for cross default provision	$ 200,000,000
Letters of Credit Outstanding, Amount	0	0
Commercial paper outstanding	0	0
Line of Credit Facility, Remaining Borrowing Capacity	6,000,000,000.0
Letter Of Credit [Member]
Short-term Debt [Line Items]
Letters of credit capacity	500,000,000
Unsecured Debt (Debentures) [Member] | Due 2021 [Member] | 9.125% Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	123,000,000	123,000,000
Unsecured Debt (Debentures) [Member] | Due 2022 [Member] | 2.4% Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	329,000,000	329,000,000
Unsecured Debt (Debentures) [Member] | Due 2023 [Member] | 7.65% Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	78,000,000	78,000,000
Unsecured Debt (Debentures) [Member] | Due 2024 [Member] | 3.35% Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	426,000,000	426,000,000
Unsecured Debt (Debentures) [Member] | Due 2025 [Member] | 3.35% Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	199,000,000	199,000,000
Unsecured Debt (Debentures) [Member] | Due 2025 [Member] | 8.20% Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	134,000,000	134,000,000
Unsecured Debt (Debentures) [Member] | Due 2027 [Member] | 7.8% Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	203,000,000	203,000,000
Unsecured Debt (Debentures) [Member] | Due 2030 [Member] | 8.125% Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	390,000,000	390,000,000
Unsecured Debt (Debentures) [Member] | Due 2034 [Member] | 4.15% Notes [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	246,000,000	246,000,000
Unsecured Debt (Debentures) [Member] | Due 2047 [Member] | 7.9% Debentures [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	60,000,000	60,000,000
Floating Rate Notes [Member] | Due 2018 [Member] | Floating rate note due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	500,000,000	500,000,000
Variable rate debt bonds [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 283,000,000	$ 283,000,000